Summary of Significant Accounting Policies - Government Assistance and Advertising Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Grant proceeds received for capital expenditures			$ 22	$ 40	$ 54	$ 6
Advertising costs					7	5
Federal government grants to construct broadband
Summary of Significant Accounting Policies
Grant proceeds received for capital expenditures	$ 3	$ 21	$ 22	$ 40	54	6
Short-term deferred revenue					3	2
Long-term deferred revenue					$ 92	$ 41
Federal government grants to construct broadband | Minimum
Summary of Significant Accounting Policies
Government assistance transaction duration			10 years		11 years
Federal government grants to construct broadband | Maximum
Summary of Significant Accounting Policies
Government assistance transaction duration			22 years		17 years